                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment  [ ]                     Amendment No.:    _______
         This Amendment (Check only one):        [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Deborah Carlson
Address:    c/o Amelia Peabody Foundation
            One Hollis Street
            Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Deborah Carlson
Title:   Trustee
Phone:   781-237-6468

Signature, place and date of signing:

/s/ Deborah Carlson        Wellesley, Massachusetts  July 25, 2001

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $ 1,263 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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
        COLUMN 1         COLUMN 2       COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6     COLUMN 7         COLUMN 8
     Name of Issuer   Title of Class     CUSIP       Value      Shrs or   Sh/ Put/    Investment      Other      Voting Authority
                                                   (X $1000)    Prn Amt   Prn Call    Discretion    Managers  Sole     Shared   None
Amer Int'l Group          Common       026874107          34        400     SH          Sole                       400
AOL Time Warner           Common       00184A105          32        600     SH          Sole                       600
Beverly National          Common       088115100          33      2,000     SH          Sole                     2,000
Brinson Tactical          Common       10971G306         110      4,000     SH          Sole                     4,000
Cabot Indl                Common       127072106          53      2,500     SH          Sole                     2,500
Cinergy Corp.             Common       172474108          52      1,500     SH          Sole                     1,500
Conoco                    Common       208251405          43      1,500     SH          Sole                     1,500
Cummins Inc.              Common       231021105          39      1,000     SH          Sole                     1,000
El Paso                   Common       28336L109          53      1,000     SH          Sole                     1,000
Energy East               Common       29266M109          84      4,000     SH          Sole                     4,000
Fleet Boston              Common       339030108          39      1,000     SH          Sole                     1,000
General Electric          Common       369604103          24        500     SH          Sole                       500
Genuine Parts             Common       372460105          32      1,000     SH          Sole                     1,000
Home Depot                Common       437076102          23        500     SH          Sole                       500
Honeywell                 Common       438516106          35      1,000     SH          Sole                     1,000
IBM                       Common       459200101          23        200     SH          Sole                       200
Johnson & Johnson         Common       478160104          30        600     SH          Sole                       600
Kansas City Power         Common       485134100          74      3,000     SH          Sole                     3,000
Merck & Co.               Common       589331107          13        200     SH          Sole                       200
Microsoft                 Common       594918104          29        400     SH          Sole                       400
Mutual Risk               Common       628351108          36      4,000     SH          Sole                     4,000
New Plan Excel            Common       648053106          46      3,000     SH          Sole                     3,000
Paychex                   Common       704326107          16        400     SH          Sole                       400
Pfizer                    Common       717081103          20        500     SH          Sole                       500
Proctor & Gamble          Common       742718109          19        300     SH          Sole                       300
Staples                   Common       855030102          32      2,000     SH          Sole                     2,000
Teco                      Common       872375100          31      1,000     SH          Sole                     1,000
TXU Corp                  Common       873168108          72      1,500     SH          Sole                     1,500
Tyco                      Common       902124106          16        300     SH          Sole                       300
Verizon                   Common       92343V104          54      1,000     SH          Sole                     1,000
XL Capital                Common       G98255105          66        800     SH          Sole                       800
                                                        1263